Unaudited Quarterly Financial Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Company's unaudited quarterly results of operations
Sales	$ 3,543	$ 3,301	$ 3,248	$ 3,066	$ 3,687	$ 3,255	$ 3,377	$ 3,071
Operating income	354	359	350	336	391	365	371	358	1,399	1,485	1,367
Income from continuing operations	254	214	217	179	236	201	193	194	864	824	757
Net income	277	238	246	207	272	241	231	222	968	966	911
Net income attributable to L-3	$ 274	$ 235	$ 243	$ 204	$ 268	$ 238	$ 228	$ 221	$ 956	$ 955	$ 901
Basic EPS from continuing operations	$ 2.52	$ 2.05	$ 2.02	$ 1.62	$ 2.06	$ 1.74	$ 1.65	$ 1.65	$ 8.17	$ 7.09	$ 6.34
Basic EPS	$ 2.75	$ 2.27	$ 2.28	$ 1.87	$ 2.38	$ 2.08	$ 1.97	$ 1.89	$ 9.14	$ 8.31	$ 7.65
Diluted EPS from continuing operations	$ 2.49	$ 2.02	$ 2.00	$ 1.61	$ 2.05	$ 1.73	$ 1.63	$ 1.63	$ 8.08	$ 7.04	$ 6.30
Diluted EPS	$ 2.72	$ 2.24	$ 2.26	$ 1.85	$ 2.37	$ 2.07	$ 1.95	$ 1.87	$ 9.03	$ 8.25	$ 7.61